PGIM AAA CLO ETF
Schedule of Investments  (unaudited)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 97.5%
Asset-Backed Securities
Collateralized Loan Obligations
AGL CLO Ltd. (United Kingdom),
Series 2022-20A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.639%(c)	10/20/37	6,800	$6,810,194
Series 2022-21A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.629(c)	10/21/37	25,000	25,024,013
Series 2022-22A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.459(c)	01/20/37	15,000	14,985,389
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.419(c)	04/20/38	19,600	19,560,800
Series 2023-24A, Class A1R, 144A, 3 Month SOFR + 1.470% (Cap N/A, Floor 1.470%)	5.797(c)	03/31/38	19,600	19,644,280
Series 2024-30RA, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.799(c)	04/21/37	20,000	20,089,400
Series 2024-37A, Class A1, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	5.536(c)	04/22/38	15,000	15,000,000

AGL CLO Ltd. (Cayman Islands), Series 2020-05A, Class A1RR, 144A, 3 Month SOFR + 0.938% (Cap N/A, Floor 0.938%)	5.208(c)	07/20/34	18,250	18,245,885
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.729(c)	07/20/37	15,000	15,016,670
Series 2021-15A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.681(c)	01/20/35	537	538,217

AIMCO CLO Ltd. (Cayman Islands), Series 2021-16A, Class AR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.680(c)	07/17/37	5,185	5,192,391
AIMCO CLO Ltd. (United Kingdom), Series 2022-18A, Class A1LR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.629(c)	07/20/37	15,000	15,013,289
Allegany Park CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.569(c)	01/20/35	28,750	28,820,558
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)	5.843(c)	04/28/37	11,095	11,138,116
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.686(c)	07/15/37	25,000	25,019,265
Series 2023-26A, Class A1R, 144A	—(p)	03/19/38	20,000	20,021,900

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands), (cont’d.)
Series 2024-30A, Class A1, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.615%(c)	01/20/37	10,000	$10,004,716

Apidos CLO, Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.602(c)	01/22/38	8,450	8,463,734
Apidos CLO (Cayman Islands), Series 2013-12A, Class ARR, 144A, 3 Month SOFR + 1.080% (Cap N/A, Floor 1.080%)	5.336(c)	04/15/31	367	366,485
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.691(c)	07/20/32	356	356,920
Series 2019-15A, Class A1R, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.499(c)	10/23/32	1,687	1,686,750
Series 2019-15A, Class A2R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.029(c)	10/23/32	2,000	2,002,068
Series 2021-17A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	5.329(c)	10/20/34	40,000	39,972,224
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.689(c)	01/20/38	10,000	10,030,416

Atlas Senior Loan Fund Ltd. (United Kingdom), Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.799(c)	07/20/37	5,250	5,272,633
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.006(c)	07/15/30	403	402,929
Bain Capital Credit CLO (Cayman Islands), Series 2019-01A, Class AR2, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.499(c)	04/19/34	13,770	13,776,885
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2020-04A, Class A1R, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.019(c)	10/20/36	25,000	25,092,702
Series 2021-04A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.469(c)	10/20/34	5,500	5,515,458
Series 2021-06A, Class A1R, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	5.359(c)	10/21/34	13,175	13,172,826
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.589(c)	04/18/35	7,500	7,511,946
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.741(c)	07/16/37	6,400	6,408,765

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.559%(c)	10/20/35	43,210	$43,214,822
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.689(c)	04/20/36	7,500	7,520,671
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.646(c)	01/20/38	11,000	11,007,864

Ballyrock CLO Ltd. (Cayman Islands), Series 2020-14A, Class A1AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.649(c)	07/20/37	3,500	3,506,258
Barings CLO Ltd. (Cayman Islands), Series 2021-02A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.668(c)	07/15/34	15,000	15,027,983
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.322(c)	10/20/35	1,000	1,002,786
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.889(c)	04/20/37	1,000	1,003,956
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.707(c)	01/25/35	4,955	4,954,056
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.687(c)	04/24/34	2,750	2,754,809
Series 2019-14A, Class AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	5.721(c)	01/20/35	2,500	2,501,535
Series 2019-16A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.669(c)	01/20/38	10,000	10,025,807
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.569(c)	03/09/34	2,000	1,999,833
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.698(c)	07/15/34	12,495	12,495,405
Series 2022-23A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.676(c)	10/15/37	6,500	6,520,914
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2021-23A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.623(c)	04/25/34	2,500	2,504,037
Series 2024-37A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.698(c)	01/25/38	18,500	18,518,785

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
BlueMountain CLO Ltd. (Cayman Islands),
Series 2019-24A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.631%(c)	04/20/34	42,175	$42,261,526
Series 2020-30A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.626(c)	04/15/35	600	599,101
Series 2021-32A, Class AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.356(c)	10/15/34	15,000	15,000,000

Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.701(c)	07/20/34	16,865	16,866,366
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 0.000%)	5.588(c)	07/15/31	1,865	1,868,125
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.686(c)	07/15/37	5,000	5,003,491
Series 2022-01A, Class A, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.591(c)	04/15/35	5,000	5,009,181

Capital Four US CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	5.741(c)	01/18/35	2,753	2,754,560
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.571(c)	04/30/31	7,856	7,860,906
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.511(c)	04/17/31	288	288,332
Series 2014-03RA, Class A1A, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 0.000%)	5.594(c)	07/27/31	43	42,845
Series 2015-04A, Class A1RR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.489(c)	07/20/32	6,438	6,438,520
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.669(c)	10/21/37	45,540	45,619,326
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	5.683(c)	01/25/35	22,060	22,106,827
Series 2021-03SA, Class A1, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 1.060%)	5.578(c)	04/15/34	16,800	16,821,484
Series 2021-06A, Class A1R, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.546(c)	01/15/38	8,000	8,008,800

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle US CLO Ltd. (Cayman Islands), (cont’d.)
Series 2022-03A, Class AR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.819%(c)	04/20/37	3,500	$3,515,594

CarVal CLO Ltd. (Cayman Islands), Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.659(c)	10/20/37	30,030	30,064,862
CarVal CLO Ltd. (United Kingdom), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.709(c)	07/20/37	9,000	8,986,844
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.711(c)	07/20/34	3,500	3,500,816
CIFC Falcon Ltd. (Cayman Islands), Series 2019-FAL, Class A, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.531(c)	01/20/33	757	756,949
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	5.644(c)	01/22/31	782	784,255
Series 2015-04A, Class A1A2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.601(c)	04/20/34	6,180	6,190,165
Series 2017-05A, Class AR, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.690(c)	07/17/37	7,000	7,010,250
Series 2018-01A, Class A1R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.589(c)	01/18/38	11,890	11,901,890
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.639(c)	10/20/37	5,000	5,006,316
Series 2019-05A, Class A1R1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	5.658(c)	01/15/35	1,800	1,803,900
Series 2019-06A, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.711(c)	07/16/37	3,250	3,253,145
Series 2020-03A, Class A1R, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)	5.661(c)	10/20/34	32,100	32,153,501
Series 2020-04A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.556(c)	01/15/40	26,000	25,991,035
Series 2022-05A, Class A1R, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.781(c)	01/16/37	1,000	1,003,491
Series 2023-03A, Class A, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.869(c)	01/20/37	1,100	1,104,569
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.679(c)	07/21/38	27,150	27,245,025

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-30A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.549%(c)	01/20/34	10,000	$10,006,975
Series 2022-32A, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.725(c)	07/24/34	4,880	4,881,120
Series 2024-33A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.869(c)	04/20/37	18,510	18,590,013
Series 2024-33A, Class AJ, 144A, 3 Month SOFR + 1.830% (Cap N/A, Floor 1.830%)	6.099(c)	04/20/37	3,000	3,010,779
Series 2024-34A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.839(c)	01/25/38	10,000	10,022,038

CQS US CLO Ltd. (United Kingdom), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	6.172(c)	01/25/37	2,500	2,511,152
CQS US CLO Ltd. (Cayman Islands), Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.469(c)	01/20/35	21,000	21,063,422
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	5.721(c)	07/20/34	250	250,142
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.609(c)	04/20/35	1,500	1,497,810
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.701(c)	07/20/34	6,000	6,000,388
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)	5.879(c)	04/20/37	1,500	1,506,590
Series 2024-06A, Class A1, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.756(c)	07/15/37	1,000	999,232

Danby Park CLO Ltd. (United Kingdom), Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.629(c)	10/21/37	22,210	22,231,728
Diameter Capital CLO Ltd. (Cayman Islands), Series 2024-07A, Class A1A, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.749(c)	07/20/37	5,000	5,007,443
Elevation CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.683(c)	01/25/38	1,000	1,000,769
Series 2020-11A, Class A1R, 144A, 3 Month SOFR + 1.470% (Cap N/A, Floor 1.470%)	5.726(c)	10/15/37	4,000	3,994,544

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands), (cont’d.)
Series 2021-13A, Class A1R, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	5.316%(c)	07/15/34	10,500	$10,494,750
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1RR, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.789(c)	04/20/37	8,800	8,821,988
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.619(c)	10/20/37	30,000	30,074,958
Series 2019-03A, Class A1RR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.649(c)	07/18/37	27,800	27,828,870
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.539(c)	04/20/34	12,000	12,015,500
Series 2021-05A, Class AR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.616(c)	10/15/37	10,325	10,335,494
Series 2022-07A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.780(c)	01/17/37	20,000	20,064,680
Series 2023-03A, Class AR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.600(c)	01/17/38	7,000	7,006,997
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.424(c)	04/17/38	22,350	22,317,340
Series 2025-05A, Class A, 144A	—(p)	03/31/38	20,000	20,021,640
Empower CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.659(c)	10/20/37	21,000	21,049,256
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.882(c)	04/25/37	16,250	16,310,084

Galaxy CLO Ltd. (Cayman Islands), Series 2018-25A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.702(c)	04/25/36	3,600	3,599,072
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	6.342(c)	10/14/35	1,000	1,001,635
Series 2023-01A, Class AJ, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	6.792(c)	10/14/35	1,000	1,002,400
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.749(c)	10/20/37	7,000	7,012,746
Generate CLO Ltd. (Cayman Islands),
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.699(c)	07/20/37	8,000	8,025,302

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Generate CLO Ltd. (Cayman Islands), (cont’d.)
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.892%(c)	04/22/37	2,685	$2,696,931
Series 07A, Class A2R, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.272(c)	04/22/37	1,500	1,507,163

Generate CLO Ltd. (United Kingdom), Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.839(c)	07/20/37	3,000	3,013,365
Golub Capital Partners CLO Ltd. (United Kingdom),
Series 2023-66A, Class A, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.232(c)	04/25/36	5,120	5,120,000
Series 2024-76A, Class A1, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.652(c)	10/25/37	5,000	5,010,229

Golub Capital Partners CLO Ltd., Series 2022-62A, Class AR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.626(c)	10/15/37	34,981	35,049,899
Golub Capital Partners Static Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.499(c)	04/20/33	4,243	4,249,678
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.574(c)	04/26/31	220	219,968
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.709(c)	10/20/31	354	355,193
Hayfin US Ltd. (Cayman Islands),
Series 2020-12A, Class A1R, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 1.230%)	5.499(c)	01/20/38	29,710	29,700,891
Series 2024-15A, Class A1, 144A, 3 Month SOFR + 1.640% (Cap N/A, Floor 1.640%)	5.923(c)	04/28/37	2,250	2,259,585

Highbridge Loan Management Ltd. (Cayman Islands), Series 05A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	5.316(c)	10/15/30	1,933	1,931,820
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R3, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	5.389(c)	04/20/34	10,000	10,005,395
Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	5.681(c)	01/23/35	4,490	4,499,466

ICG Euro CLO Ltd. (Cayman Islands), Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	5.369(c)	01/20/35	35,000	34,997,662

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

ICG Rhinebeck CLO Ltd. (Cayman Islands), Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	5.754%(c)	10/26/34	500	$500,364
ICG US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.550(c)	04/17/34	2,624	2,627,424
Series 2024-R1A, Class A, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.702(c)	01/25/38	7,500	7,523,012
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1RR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	5.309(c)	10/20/34	25,250	25,206,456
Series 2020-15A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.626(c)	07/15/35	8,000	8,003,553

Katayma CLO Ltd. (United Kingdom), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.269(c)	10/20/36	4,000	4,009,700
Kings Park CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)	5.661(c)	01/21/35	25,000	25,043,182
KKR CLO Ltd. (Cayman Islands),
Series 16, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	5.741(c)	10/20/34	17,550	17,558,949
Series 17, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.598(c)	04/15/34	1,200	1,201,914
Series 18, Class AR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.471(c)	07/18/30	758	758,016
Series 2024-47A, Class A, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.697(c)	01/15/38	3,500	3,506,137
Series 2024-54A, Class A, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.641(c)	01/15/38	17,750	17,741,191
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.701(c)	07/20/34	12,800	12,832,756
Series 36A, Class A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.698(c)	10/15/34	17,530	17,578,672
Series 49A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.649(c)	10/20/37	7,500	7,514,904
LCM Ltd. (Cayman Islands),
Series 31A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.549(c)	07/20/34	7,350	7,347,529

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
LCM Ltd. (Cayman Islands), (cont’d.)
Series 32A, Class A1, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	5.641%(c)	07/20/34	2,100	$2,101,832
Series 39A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.596(c)	10/15/34	11,200	11,206,497
Series 40A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.626(c)	01/15/38	46,000	46,059,800
Series 42A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.636(c)	01/15/38	15,000	15,026,300
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class AR3, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.872(c)	01/22/37	24,090	24,190,583
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	5.546(c)	10/15/32	3,562	3,565,342
Series 2019-34A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.631(c)	10/16/37	13,000	13,026,312
Series 2019-35A, Class A1R, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.990%)	5.521(c)	04/20/32	11,114	11,118,481
Series 2019-37A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.786(c)	04/15/37	9,695	9,738,628
Series 2020-45A, Class ARR, 144A, 3 Month SOFR + 1.080% (Cap N/A, Floor 1.080%)	5.336(c)	07/15/34	10,000	9,995,953
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)	5.661(c)	07/17/34	500	500,590
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.769(c)	04/18/37	1,500	1,502,608
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.563(c)	07/27/34	5,480	5,479,344
Series 2022-60A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.652(c)	10/25/37	30,000	30,057,903
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR2, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.769(c)	04/20/37	1,300	1,305,433
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.621(c)	01/25/38	48,992	49,041,232

Marathon CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1B, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.776(c)	08/15/37	10,000	9,985,180

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Marble Point CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	5.743%(c)	07/25/34	6,150	$6,151,421
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	5.781(c)	10/17/34	9,450	9,464,915

Menlo CLO Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.689(c)	01/20/38	35,000	35,082,817
MidOcean Credit CLO (Cayman Islands), Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.589(c)	10/23/34	4,000	4,001,608
MidOcean Credit CLO Ltd. (United Kingdom), Series 2023-12A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.609(c)	04/18/36	2,000	2,003,300
Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	5.562(c)	01/16/31	75	75,339
Mountain View CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.716(c)	04/15/34	13,945	13,944,999
MP CLO Ltd. (Cayman Islands), Series 2015-02A, Class ARR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	5.744(c)	04/28/34	7,135	7,136,543
Nassau Ltd. (United Kingdom), Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.170% (Cap N/A, Floor 1.170%)	5.426(c)	01/15/31	310	309,804
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-24A, Class AR2, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.629(c)	10/19/38	10,000	10,010,217
Series 2019-33A, Class AR2, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.481(c)	04/16/39	40,000	40,025,696

Neuberger Berman Loan Advisers CLO Ltd. (United Kingdom), Series 2022-51A, Class AR, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.559(c)	10/23/36	5,790	5,799,264
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	5.355(c)	06/20/34	21,270	21,257,021

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Northwoods Capital Ltd. (Cayman Islands), (cont’d.)
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.719%(c)	07/19/37	3,900	$3,894,365
Series 2018-12BA, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.489(c)	06/15/31	10,539	10,538,766
Series 2018-14BA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.558(c)	11/13/31	14,749	14,772,148
Series 2020-22A, Class A2RR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	6.299(c)	09/16/31	1,500	1,506,580

Oak Hill Credit Partners Ltd. (Cayman Islands), Series 2014-10RA, Class AR2, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.399(c)	04/20/38	11,350	11,333,454
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.636(c)	10/15/37	14,000	14,013,031
Series 2024-25A, Class A, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.819(c)	04/20/37	1,810	1,818,131

Ocean Trails CLO, Series 2020-10A, Class AR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.556(c)	10/15/34	3,900	3,900,049
Ocean Trails CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.602(c)	07/20/35	8,170	8,174,335
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.956(c)	01/15/37	3,000	3,008,219

Ocean Trails CLO Ltd. (Cayman Islands), Series 2024-16A, Class A1, 144A, 3 Month SOFR + 1.410% (Cap N/A, Floor 1.410%)	5.679(c)	01/20/38	10,000	10,028,601
OCP CLO Ltd. (Cayman Islands), Series 2020-08RA, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.530(c)	10/17/36	39,469	39,471,290
Octagon Investment Partners Ltd. (Cayman Islands), Series 2020-05A, Class AR, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	5.776(c)	04/15/37	2,505	2,515,830
Octagon Ltd. (Cayman Islands),
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	5.671(c)	07/20/34	6,000	6,009,813
Series 2022-01A, Class A1R, 144A	—(p)	07/21/35	45,000	45,000,000

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

OFSI BSL CLO Ltd. (Cayman Islands), Series 2024-14A, Class A, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.729%(c)	07/20/37	14,900	$14,879,919
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.609(c)	01/20/38	35,000	35,090,937
OHA Credit Funding Ltd. (Cayman Islands),
Series 2019-03A, Class AR2, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.589(c)	01/20/38	9,570	9,582,709
Series 2020-05A, Class AR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.619(c)	10/18/37	21,600	21,686,400

OHA Credit Funding Ltd., Series 2020-07A, Class AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.569(c)	02/24/37	1,465	1,469,303
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 0.868%)	5.410(c)	04/17/31	730	730,147
Series 2016-15A, Class A1RR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.489(c)	04/20/33	5,000	5,005,000
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A5, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	5.371(c)	05/21/34	10,000	9,994,608
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.619(c)	07/20/37	12,375	12,385,646
Series 2023-01A, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.519(c)	01/20/38	7,100	7,107,518
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.669(c)	07/20/37	2,175	2,178,162
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.619(c)	07/20/37	5,500	5,504,271
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	5.809(c)	02/14/34	720	720,783
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.531(c)	10/20/31	108	108,215

Park Blue CLO Ltd. (Cayman Islands), Series 2024-05A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.762(c)	07/25/37	20,160	20,189,292

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Pikes Peak CLO (Cayman Islands),
Series 2018-02A, Class ARR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.489%(c)	10/11/34	2,400	$2,402,400
Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.508(c)	04/20/38	25,000	24,968,103
Pikes Peak CLO Ltd. (United Kingdom),
Series 2023-12A, Class AR, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.489(c)	04/20/38	18,700	18,672,008
Series 2024-16A, Class A1, 144A, 3 Month SOFR + 1.460% (Cap N/A, Floor 1.460%)	5.742(c)	07/25/37	2,725	2,728,068

Polen Capital CLO Ltd. (Cayman Islands), Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.581(c)	03/06/38	25,000	25,043,482
PPM CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.761(c)	04/16/37	1,000	1,000,727
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	5.731(c)	10/18/34	3,500	3,500,905
Rad CLO Ltd. (Cayman Islands),
Series 2019-05A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.657(c)	07/24/32	427	427,952
Series 2020-07A, Class A1R, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.630(c)	04/17/36	6,300	6,303,146
Series 2021-12A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.711(c)	10/30/34	3,000	3,007,625
Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.688(c)	01/15/35	1,500	1,504,028
Series 2023-19A, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.773(c)	03/20/38	30,000	30,024,030
Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.869(c)	04/20/37	40,000	40,143,960

Reese Park CLO Ltd. (Cayman Islands), Series 2020-01A, Class ARR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.576(c)	01/15/38	26,300	26,352,576
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.716(c)	06/20/34	2,000	2,004,050
Series 2016-01A, Class AR2, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.691(c)	04/20/34	15,640	15,671,557

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Regatta Funding Ltd. (Cayman Islands), (cont’d.)
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.646%(c)	10/15/37	18,000	$18,028,201
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.456(c)	01/15/33	7,399	7,390,647
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.681(c)	01/20/35	1,000	1,002,250
Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.519(c)	07/20/35	14,300	14,318,590
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.832(c)	04/25/37	40,000	40,178,208

Regatta Funding Ltd. (United Kingdom), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.813(c)	04/26/37	26,000	26,115,705
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 0.000%)	5.721(c)	10/20/30	392	392,782
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.691(c)	10/20/31	265	265,826
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.090% (Cap N/A, Floor 1.090%)	5.359(c)	01/20/36	10,000	10,000,000
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.701(c)	07/20/34	2,450	2,456,191
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.656(c)	01/15/38	18,000	18,010,552
Series 2022-03A, Class AR, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.709(c)	07/20/37	11,250	11,259,464

Rockford Tower CLO Ltd., Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.282% (Cap N/A, Floor 1.020%)	5.538(c)	10/15/29	37	36,640
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.422(c)	07/25/31	1,650	1,650,437
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.561(c)	04/20/31	1,357	1,358,634
RR Ltd. (Bermuda), Series 2025-40A, Class A1, 144A	—(p)	07/15/38	21,800	21,823,871

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Sculptor CLO Ltd. (Cayman Islands),
Series 28A, Class AR, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)	5.329%(c)	01/20/35	25,000	$24,986,720
Series 35A, Class A1, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.556(c)	04/27/38	15,000	14,997,912
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.660(c)	05/07/31	62	62,192
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.262%)	5.678(c)	08/15/30	10	10,419
Signal Peak CLO Ltd.,
Series 2017-04A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.724(c)	10/26/34	33,950	33,951,521
Series 2018-05A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.832(c)	04/25/37	11,600	11,644,260
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.689(c)	10/20/37	5,000	5,016,222
Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.659(c)	10/20/37	25,000	25,033,357
Series 2021-09A, Class A1R, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.629(c)	01/21/38	5,250	5,253,976
Series 2021-10A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.465(c)	01/24/38	15,000	14,977,500
Series 2024-14A, Class A, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.590(c)	01/22/38	29,000	29,000,000

Silver Rock CLO (Cayman Islands), Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)	6.152(c)	01/20/36	2,000	2,008,986
Silver Rock CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.689(c)	10/20/37	6,000	6,004,817
Series 2021-02A, Class AR, 144A, 3 Month SOFR + 1.040% (Cap N/A, Floor 1.040%)	5.309(c)	01/20/35	20,000	19,970,980
Sixth Street CLO Ltd. (Cayman Islands),
Series 2017-08A, Class A1R2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.419(c)	10/20/34	16,800	16,824,204
Series 2021-17A, Class A2R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.730(c)	04/17/38	1,000	998,198

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.614%(c)	01/26/31	522	$522,629
Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.583(c)	10/26/31	4,362	4,371,436
Series 2019-01A, Class ARR, 144A, 3 Month SOFR + 1.030% (Cap N/A, Floor 1.030%)	5.299(c)	01/20/32	6,411	6,411,423
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.688(c)	07/15/34	2,250	2,249,514
Series 2020-03A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	5.562(c)	01/25/32	6,117	6,122,476

Strata CLO Ltd. (Cayman Islands), Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.649(c)	10/20/33	3,500	3,504,513
Symphony CLO Ltd. (United Kingdom), Series 2022-35A, Class AR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.975(c)	10/24/36	5,000	5,013,716
Symphony CLO Ltd. (Cayman Islands), Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)	5.482(c)	04/16/31	3,813	3,818,768
TCW CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R2, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.587(c)	01/20/38	16,700	16,666,645
Series 2021-01A, Class A1R1, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)	5.629(c)	01/20/38	10,000	9,995,000
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.723(c)	07/25/34	1,000	1,002,822

THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.456(c)	07/15/30	950	950,277
TIAA CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.409(c)	01/20/32	3,746	3,745,940
TICP CLO Ltd. (Cayman Islands),
Series 2017-07A, Class ASR2, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.556(c)	04/15/33	9,250	9,260,874
Series 2018-12A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.688(c)	07/15/34	2,500	2,506,365

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Tikehau US CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	5.751%(c)	01/18/35	3,500	$3,502,905
Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.649(c)	01/20/38	25,000	25,044,882
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.139(c)	01/20/36	1,500	1,506,747
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.456(c)	07/15/34	1,000	1,001,088
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.206(c)	01/15/36	1,750	1,757,805
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.719(c)	07/18/37	3,000	3,003,369
Trimaran CAVU Ltd. (Cayman Islands),
Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.699(c)	07/23/37	6,500	6,519,756
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.672(c)	10/22/37	5,000	5,014,624
Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.638(c)	01/25/38	14,700	14,714,609

Trimaran CAVU Ltd., Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.459(c)	01/20/37	19,000	19,009,500
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class ARRR, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.612(c)	01/25/34	25,000	25,003,353
Series 2019-10A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.636(c)	01/15/35	4,500	4,493,791
Series 2019-11A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	5.446(c)	07/15/34	10,000	9,994,017
Series 2021-16A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.711(c)	07/20/34	1,000	1,002,633
Series 2023-22A, Class A1, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.122(c)	07/20/36	2,000	2,004,130
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	5.959(c)	01/20/35	2,000	2,000,000
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.778(c)	01/15/32	304	305,220

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	5.379%(c)	10/20/34	10,000	$10,001,085
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.506(c)	07/15/32	2,193	2,197,391
Series 2021-42A, Class A1A, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	5.648(c)	04/15/34	7,630	7,643,219

Venture CLO Ltd. (United Kingdom), Series 2022-46A, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.719(c)	10/20/37	11,000	11,016,490
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	5.513(c)	04/25/31	1,288	1,288,986
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	5.518(c)	07/15/31	3,843	3,846,163
Series 2019-01A, Class A1RR, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.626(c)	10/15/37	8,500	8,510,442
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	5.621(c)	10/17/32	9,780	9,812,097
Series 2024-04A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.619(c)	07/20/37	9,000	9,006,935
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 1.130%)	5.399(c)	04/20/38	16,000	15,976,043

Warwick Capital CLO Ltd. (United Kingdom), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.206(c)	01/15/37	1,500	1,506,730
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.456(c)	04/15/33	16,250	16,242,881
Series 2020-02A, Class AR, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	5.738(c)	07/15/34	3,340	3,342,477
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)	5.863(c)	04/25/34	3,000	3,009,369
Series 2022-01A, Class A1RN, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.676(c)	07/15/37	20,000	20,015,000
Series 2022-02A, Class AR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.689(c)	10/18/37	10,000	10,008,675
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1RR, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.595(c)	07/24/36	20,378	20,387,108

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Whitebox CLO Ltd. (Cayman Islands), (cont’d.)
Series 2021-03A, Class A1R, 144A, 3 Month SOFR + 1.270% (Cap N/A, Floor 1.270%)	5.526%(c)	10/15/35	10,920	$10,935,288

Wind River CLO Ltd. (Cayman Islands), Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.869(c)	04/20/37	3,000	3,012,566
Z Capital Credit Partners BSL CLO Ltd. (Cayman Islands), Series 2024-01A, Class A, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	6.211(c)	04/16/36	3,250	3,264,493

Total Long-Term Investments (cost $3,242,776,671)				3,244,277,831

	Shares
Short-Term Investment 4.9%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.462%) (cost $164,564,559)(wb)	164,564,559	164,564,559

TOTAL INVESTMENTS 102.4% (cost $3,407,341,230)		3,408,842,390
Liabilities in excess of other assets (2.4)%		(81,115,858)

Net Assets 100.0%		$3,327,726,532

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO—Collateralized Loan Obligation
N/A—Not Applicable
SOFR—Secured Overnight Financing Rate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2025.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM AAA CLO ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2025
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).